LOANS (Details 5) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	$ 10,836	$ 9,549
Loans Receivable, Recorded Investment, Loans Not Past Due	234,152	238,478
Loans Receivable, Recorded Investment, Total	244,988	248,027
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	4,530	3,901
Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	6,306	5,648
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	10,089	8,362
Loans Receivable, Recorded Investment, Loans Not Past Due	176,036	183,359
Loans Receivable, Recorded Investment, Total	186,125	191,721
Residential Real Estate One To Four Family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	4,377	3,233
Residential Real Estate One To Four Family [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	5,712	5,129
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	15,559	16,621
Loans Receivable, Recorded Investment, Total	15,559	16,621
Residential Real Estate Multi Family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Residential Real Estate Multi Family [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	548	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,261	3,780
Loans Receivable, Recorded Investment, Total	2,809	3,780
Residential Real Estate Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Residential Real Estate Construction [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	548	0
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	606
Loans Receivable, Recorded Investment, Loans Not Past Due	1,186	1,415
Loans Receivable, Recorded Investment, Total	1,186	2,021
Land [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	262
Land [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	344
Farm [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,735	1,567
Loans Receivable, Recorded Investment, Total	1,735	1,567
Farm [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Farm [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Non residential real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	153	530
Loans Receivable, Recorded Investment, Loans Not Past Due	26,985	21,588
Loans Receivable, Recorded Investment, Total	27,138	22,118
Non residential real estate [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	153	388
Non residential real estate [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	142
Commercial nonmortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,847	1,782
Loans Receivable, Recorded Investment, Total	1,847	1,782
Commercial nonmortgage [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Commercial nonmortgage [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans on deposits [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,813	2,262
Loans Receivable, Recorded Investment, Total	1,813	2,262
Loans on deposits [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans on deposits [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	37	20
Loans Receivable, Recorded Investment, Loans Not Past Due	6,118	5,457
Loans Receivable, Recorded Investment, Total	6,155	5,477
Home equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Home equity [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	37	20
Unsecured [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	9	31
Loans Receivable, Recorded Investment, Loans Not Past Due	543	574
Loans Receivable, Recorded Investment, Total	552	605
Unsecured [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	18
Unsecured [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	9	13
Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	69	73
Loans Receivable, Recorded Investment, Total	69	73
Automobile [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Automobile [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	$ 0	$ 0